Guarantees, commitments and risks - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Guarantees, commitments and risks
Gross amount of financial liabilities	€ 24,039	€ 28,415
Gross amount of financial assets subject to offsetting	3,385	2,706
Net amount of financial liabilities	20,654	25,709
Other current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	8,467	18,336
Gross amount of financial assets subject to offsetting	2,888	5,863
Net amount of financial liabilities	5,579	12,473
Other non-current liabilities
Guarantees, commitments and risks
Gross amount of financial liabilities	4,103	3,234
Gross amount of financial assets subject to offsetting	7
Net amount of financial liabilities	4,096	3,234
Trade and other receivables
Guarantees, commitments and risks
Gross amount of financial assets	19,936	23,546
Gross amount of financial liabilities subject to offsetting	3,385	2,706
Net amount of financial assets	16,551	20,840
Other current assets
Guarantees, commitments and risks
Gross amount of financial assets	8,525	18,684
Gross amount of financial liabilities subject to offsetting	2,888	5,863
Net amount of financial assets	5,637	12,821
Other non-current assets
Guarantees, commitments and risks
Gross amount of financial assets	3,400	2,236
Gross amount of financial liabilities subject to offsetting	7
Net amount of financial assets	€ 3,393	€ 2,236